Note 21 - Changes in Equity - Basis for Dividends (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Net income, attributable to equity holders of Ambev		R$ 11,780.0	R$ 10,995.0	[1]	R$ 7,269.0	[1]
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting
Interest on capital paid based on the investment reserve		(7,871.3)	(8,814.1)	[2]	(8,819.8)	[2]
Total of Interest on capital		7,717.4	5,030.5		4,869.7
Retained earnings [member]
Statement Line Items [Line Items]
Net income, attributable to equity holders of Ambev		11,780.0	10,995.0		7,269.0
Prescribed/(complement) dividends		28.2	30.1		34.7
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting		11.8	75.9		75.9
Retained earnings basis for dividends and destinations		13,250.3	14,289.7		7,379.6
Total of Interest on capital		7,717.4	5,030.5		1,099.6
Retained earnings [member] | IFRS 15 revenue from contracts with customers [member]
Statement Line Items [Line Items]
Impact of the adoption	[3]		(355.4)
Retained earnings [member] | IAS 29 [member]
Statement Line Items [Line Items]
Impact of the adoption	[4]	1,430.3	3,544.1
Net income reserves [member]
Statement Line Items [Line Items]
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting
Dividends and interest on capital paid based on profit		7,717.4	7,545.6		3,612.7
Dividends approved for distribution					1,099.7
Total dividends and interest on capital		R$ 7,717.4	R$ 7,545.6		R$ 4,712.4
Percentage of distributed profit		58.00%	53.00%		64.00%
Total of Interest on capital					R$ 3,770.1
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Percentage of distributed profit		58.00%	53.00%		115.00%
Interest on capital paid based on the investment reserve					R$ 3,770.1
Total of Interest on capital					3,770.1
Total of distributed and accrued to distribute		R$ 7,717.4	R$ 7,545.6		R$ 8,482.5

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[2]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[3]	Impact of the adoption of IFRS 15, recognized on the date of initial application (January 1, 2018), already reflected in the consolidated financial statements of December 31, 2018.
[4]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies.